Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Held-to-maturity securities
Amortized cost	$ 4,400	$ 4,400
Estimated fair value	4,400	4,400
Carrying value	4,400	4,400
Available-for-sale securities
Amortized cost	5,281,090	5,472,310
Gross unrealized gains	22,845	9,189
Gross unrealized losses	(337,667)	(493,583)
Estimated fair value, Available for sale securities	4,966,268	4,987,916
Estimated Fair Value
Available-for-sale securities
Estimated fair value, Available for sale securities	4,966,268	4,987,916
Reported Value Measurement
Available-for-sale securities
Estimated fair value, Available for sale securities	4,966,268	4,987,916
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost	5,140,013	5,315,488
Gross unrealized gains	22,759	8,858
Gross unrealized losses	(332,184)	(489,170)
Residential mortgage-backed securities | Estimated Fair Value
Available-for-sale securities
Estimated fair value, Available for sale securities	4,830,588	4,835,176
Residential mortgage-backed securities | Reported Value Measurement
Available-for-sale securities
Estimated fair value, Available for sale securities	4,830,588	4,835,176
Mortgage-backed securities
Available-for-sale securities
Estimated fair value, Available for sale securities	854,726	1,001,184
Fannie Mae and Freddie Mac
Available-for-sale securities
Estimated fair value, Available for sale securities	3,975,862	3,833,992
States and political subdivisions
Available-for-sale securities
Amortized cost	141,077	156,822
Gross unrealized gains	86	331
Gross unrealized losses	(5,483)	(4,413)
States and political subdivisions | Estimated Fair Value
Available-for-sale securities
Estimated fair value, Available for sale securities	135,680	152,740
States and political subdivisions | Reported Value Measurement
Available-for-sale securities
Estimated fair value, Available for sale securities	135,680	152,740
Other Debt Obligations
Held-to-maturity securities
Amortized cost	4,400	4,400
Estimated fair value	4,400	4,400
Carrying value	$ 4,400	$ 4,400